Note 7 - Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Closing balance	$ 7,537,578	$ 4,780,571
Additions	1,622,374	2,757,007
Closing balance	9,159,952	7,537,578
Balance	37,266,620	31,204,785
Drilling and related costs	993,311	1,053,771
Professional/technical fees	59,038	112,191
Claim maintenance/lease costs	145,524	160,251
Geochemical, metallurgy	742,157	746,103
Technical studies	4,510,034	1,698,055
Travel and accommodation	457,968	390,927
Geology, geophysics and exploration	568,476	795,731
Supplies and misc.	168,725	118,015
Environmental	161,671	534,081
Value-added tax (Note 4)	444,994	444,729
Total deferred exploration costs during the period	8,251,898	6,061,835
Balance	45,518,518	37,266,620
Total exploration and evaluation assets	54,678,470	44,804,198
Water exploration		7,981
Tuligtic [Member]
Statement Line Items [Line Items]
Closing balance	7,537,577	4,780,570
Additions	1,622,374	2,757,007
Closing balance	9,159,951	7,537,577
Balance	37,266,620	31,204,785
Drilling and related costs	993,311	1,053,771
Professional/technical fees	59,038	112,191
Claim maintenance/lease costs	145,524	160,251
Geochemical, metallurgy	742,157	746,103
Technical studies	4,510,034	1,698,055
Travel and accommodation	457,968	390,927
Geology, geophysics and exploration	568,476	795,731
Supplies and misc.	168,725	118,015
Environmental	161,671	534,081
Value-added tax (Note 4)	444,994	444,729
Total deferred exploration costs during the period	8,251,898	6,061,835
Balance	45,518,518	37,266,620
Total exploration and evaluation assets	54,678,469	44,804,197
Water exploration		7,981
Other property, plant and equipment [member]
Statement Line Items [Line Items]
Closing balance	1	1
Additions
Closing balance	1	1
Balance
Drilling and related costs
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Technical studies
Travel and accommodation
Geology, geophysics and exploration
Supplies and misc.
Environmental
Value-added tax (Note 4)
Total deferred exploration costs during the period
Balance
Total exploration and evaluation assets	$ 1	1
Water exploration